Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Invesco Dynamic Credit Opportunities Fund

1555 Peachtree Street, N.E.

Atlanta, GA 30309

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22043

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Invesco Dynamic Credit Opportunities Fund (the “Fund”) to be redeemed:

Variable Rate Term Preferred Shares, Series 2016/9-VTA C-1, Liquidation Preference $100,000.00 per share (CUSIP #46132R 203).

(2)	Dates on which the securities are expected to be called or redeemed:

Variable Rate Term Preferred Shares

Series	Dates
Series 2016/9-VTA C-1	On or about February 15, 2018

The Fund intends to redeem all of the outstanding Variable Rate Term Preferred Shares, Series 2016/9-VTA C-1 on the date set forth above. This redemption may be effected on one or more different dates, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate Term Preferred Shares are to be redeemed pursuant to Section 10(a)(i) of the Amended and Restated Statement of Preferences of Variable Rate Term Preferred Shares of the Fund (the “VRTP Statement”).

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem the outstanding Variable Rate Term Preferred Shares, as set forth below:

Variable Rate Term Preferred Shares

Series	Number of Shares
Series 2016/9-VTA C-1	750

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 12th day of January, 2018.

INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND

By:	/s/ Elizabeth Nelson
Name:	Elizabeth Nelson
Title:	Assistant Secretary